Note 9 - Goodwill and Other Intangible, Net (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
2019	$49
2020	49
2021	49
2022	49
2023	49
Thereafter	123
Total	$368